Risk Management - Renegotiated Assets (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Renegotiated Assets
Total renegotiated financial assets	$ 569,671	$ 576,064
Percentage of renegotiated portfolio of Banco de Chile on total loans	2.04%
Redefault rate of renegotiated portfolio for retail segment (as a percent)	34.91%
Average term of commercial credit renegotiated loans (in months)	56 months
Amortised costs of financial assets modified during the period	$ 912,646
Net modification loss	$ 298,761
Maximum percentage of provisions on renegotiated loans	65.00%
Period of default prior to renegotiation (in months)	6 months
Maximum overdue period for provision of decrease in renegotiated payment behaviour	30 days
Period for renegotiated payment behaviour	7 months
Period used to test for impairment of loans	90 days
Loans to customers
Renegotiated Assets
Total renegotiated financial assets	$ 569,671	576,064
Commercial loans
Renegotiated Assets
Total renegotiated financial assets	192,646	191,314
Mortgage loans
Renegotiated Assets
Total renegotiated financial assets	14,463	17,400
Consumer loans
Renegotiated Assets
Total renegotiated financial assets	362,562	$ 367,350
Facilities that have cured since modification and are now measured using 12mECLs (Stage 1)
Renegotiated Assets
Gross carrying amount, Post modification	14,888
Corresponding ECL, Post modification	1,356
Gross carrying amount, Pre-modification	15,113
Corresponding ECL, Pre-modification	4,988
Facilities that reverted to (Stage 2/3) lifetime ECLs having once cured
Renegotiated Assets
Gross carrying amount, Post modification	1,515
Corresponding ECL, Post modification	540
Gross carrying amount, Pre-modification	1,512
Corresponding ECL, Pre-modification	$ 206